Submission	Aug. 05, 2026	Aug. 04, 2026
Submission [Line Items]
Central Index Key		0001099800
Registrant Name		Edwards Lifesciences Corporation
Form Type		S-8
Submission Type		S-8
Fee Exhibit Type		EX-FILING FEES
Offset Table N/A	N/A